Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,784,570.45

Principal:
Principal Collections	$34,973,301.19
Prepayments in Full	$28,555,362.88
Liquidation Proceeds	$324,980.36
Recoveries	$850.00
Sub Total	$63,854,494.43
Collections	$68,639,064.88

Purchase Amounts:
Purchase Amounts Related to Principal	$150,154.23
Purchase Amounts Related to Interest	$585.97
Sub Total	$150,740.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$68,789,805.08

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$68,789,805.08
Servicing Fee	$1,186,304.87	$1,186,304.87	$0.00	$0.00	$67,603,500.21
Interest - Class A-1 Notes	$24,058.98	$24,058.98	$0.00	$0.00	$67,579,441.23
Interest - Class A-2 Notes	$210,990.83	$210,990.83	$0.00	$0.00	$67,368,450.40
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$67,020,075.40
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$66,898,854.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,898,854.73
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$66,830,972.06
Second Priority Principal Payment	$13,431,341.96	$13,431,341.96	$0.00	$0.00	$53,399,630.10
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$53,348,328.85
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$21,778,328.85
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$21,716,504.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,716,504.27
Regular Principal Payment	$115,391,829.08	$21,716,504.27	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$68,789,805.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,431,341.96
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$21,716,504.27
Total					$66,717,846.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$66,717,846.23	$169.29	$24,058.98	$0.06	$66,741,905.21	$169.35
Class A-2 Notes	$0.00	$0.00	$210,990.83	$0.39	$210,990.83	$0.39
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$66,717,846.23	$41.43	$885,653.98	$0.55	$67,603,500.21	$41.98

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$160,393,171.04	0.4069860	$93,675,324.81	0.2376943
Class A-2 Notes	$538,700,000.00	1.0000000	$538,700,000.00	1.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,376,533,171.04	0.8548621	$1,309,815,324.81	0.8134286

Pool Information
Weighted Average APR	3.938%	3.916%
Weighted Average Remaining Term	49.72	48.93
Number of Receivables Outstanding	73,738	71,387
Pool Balance	$1,423,565,840.41	$1,359,355,845.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,361,731,767.45	$1,299,961,829.08
Pool Factor	0.8637216	0.8247634

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$20,390,337.69
Yield Supplement Overcollateralization Amount	$59,394,016.74
Targeted Overcollateralization Amount	$71,543,470.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,540,521.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		231	$206,195.93
(Recoveries)		2	$850.00
Net Losses for Current Collection Period			$205,345.93
Cumulative Net Losses Last Collection Period			$186,407.03
Cumulative Net Losses for all Collection Periods			$391,752.96

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.17%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.78%	497	$10,573,290.03
61-90 Days Delinquent	0.06%	37	$873,544.33
91-120 Days Delinquent	0.02%	9	$234,588.81
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.86%	543	$11,681,423.17

Repossession Inventory:
Repossessed in the Current Collection Period		26	$667,996.41
Total Repossessed Inventory		38	$989,509.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0364%
Prior Collection Period			0.0983%
Current Collection Period			0.1771%
Three Month Average			0.1040%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0288%
Prior Collection Period			0.0434%
Current Collection Period			0.0644%
Three Month Average			0.0455%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer